RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
Disclosure of transactions between related parties	The amounts of transactions with related parties recognized in the consolidated income statement are as follows:

	For the years ended December 31,
	2024			2023			2022
	Net revenues	Costs(1)	Financial expenses/(income), net	Net revenues	Costs(1)	Financial expenses, net	Net revenues	Costs(1)	Financial expenses, net
	(€ thousand)
Stellantis Group companies
Maserati	4,947	1,636	—	50,391	2,091	—	78,946	2,989	—
FCA US LLC	—	—	—	—	6,803	—	14	14,861	—
Other Stellantis Group companies	12,919	1,353	—	11,489	6,280	1,032	10,953	5,950	2,696
Total Stellantis Group companies	17,866	2,989	—	61,880	15,174	1,032	89,913	23,800	2,696
Exor Group companies (excluding the Stellantis Group)	485	1,913	22	281	1,615	3	282	1,611	—
Other related parties	5,487	15,993	13	2,237	15,000	—	3,088	14,121	1
Total transactions with related parties	23,838	20,895	35	64,398	31,789	1,035	93,283	39,532	2,697

Total for the Group	6,676,668	3,903,070	(1,205)	5,970,146	3,477,355	15,015	5,095,254	3,098,475	49,616
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(1)    Costs include cost of sales, selling, general and administrative costs and other expenses, net.
Non-financial assets and liabilities originating from related party transactions are as follows:

	At December 31,
	2024				2023
	Trade receivables	Trade payables	Other current assets	Other liabilities	Trade receivables	Trade payables	Other current assets	Other liabilities
	(€ thousand)
Stellantis Group companies
Maserati	2,838	2,700	—	23	19,681	3,696	—	—
FCA US LLC	11	—	—	—	11	771	—	—
Other Stellantis Group companies	805	863	10	304	588	1,858	6	704
Total Stellantis Group companies	3,654	3,563	10	327	20,280	6,325	6	704
Exor Group companies (excluding the Stellantis Group)	153	49	1,026	924	—	392	214	218
Other related parties	357	1,691	341	346	118	2,726	—	51
Total transactions with related parties	4,164	5,303	1,377	1,597	20,398	9,443	220	973

Total for the Group	349,176	945,657	137,763	1,106,221	261,380	930,560	130,228	1,022,967

Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities	The fees of the Directors of Ferrari N.V. are as follows:

	For the years ended December 31,
	2024	2023	2022
	(€ thousand)
Directors of Ferrari N.V.	11,331	9,791	7,660